SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION, Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 310,808	$ 248,875	$ 137,219	$ 97,619
Accounts receivable, net	734,844	872,430
Inventory, Net	193,339	140,034
Other Assets, Current	108,552	106,898
Disposal Group, Including Discontinued Operation, Assets, Current	0	551
Assets, Current	1,378,447	1,429,684
Property, Plant and Equipment, Gross	15,154,360	15,078,497
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,600,776	2,507,094
Property, Plant and Equipment, Net	12,553,584	12,571,403
Equity Method Investments	956,388	958,807
Intangible Assets, Net (Including Goodwill)	1,002,384	1,005,359
Disposal Group, Including Discontinued Operation, Liabilities, Current	0	19,841
Other Assets, Noncurrent	176,755	162,998
Assets of discontinued operations	0	10,500
Investments and Other Noncurrent Assets	2,135,527	2,137,664
Assets	16,067,558	16,138,751	15,501,149
Long-term Debt, Current Maturities	410,650	410,650
Short-term Debt	1,290,729	1,110,277
Accounts Payable, Current	703,278	874,731
Commodity Exchanges and Imbalances Liabilities, Current	114,542	142,646
Interest Payable, Current	90,151	112,514
Other current liabilities	122,624	166,042
Liabilities, Current	2,731,974	2,836,701
Long-term debt, excluding current maturities	7,919,826	7,919,996
Liabilities, Other than Long-term Debt, Noncurrent1	1,946,245	1,953,139
Stockholders' Equity Attributable to Parent	238,382	188,745
Stockholders' Equity Attributable to Noncontrolling Interest	3,231,131	3,240,170
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	3,469,513	3,428,915	3,645,507	3,766,336
Liabilities and Equity	16,067,558	16,138,751
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	0	0	0	0
Accounts receivable, net	0	0
Materials and supplies	0	0
Inventory, Net	0	0
Other Assets, Current	0	0
Disposal Group, Including Discontinued Operation, Assets, Current		0
Assets, Current	0	0
Property, Plant and Equipment, Gross	0	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	0	0
Property, Plant and Equipment, Net	0	0
Equity Method Investments	(12,897,600)	(12,631,700)
Intercompany notes receivable	(17,825,900)	(17,851,500)
Intangible Assets, Net (Including Goodwill)	0	0
Disposal Group, Including Discontinued Operation, Liabilities, Current		0
Other Assets, Noncurrent	0	0
Assets of discontinued operations		0
Investments and Other Noncurrent Assets	(30,723,500)	(30,483,200)
Assets	(30,723,500)	(30,483,200)
Long-term Debt, Current Maturities	0	0
Short-term Debt	0	0
Accounts Payable, Current	0	0
Commodity Exchanges and Imbalances Liabilities, Current	0	0
Interest Payable, Current	0	0
Other current liabilities	0	0
Liabilities, Current	0	0
Intercompany Debt	(17,825,900)	(17,851,500)
Long-term debt, excluding current maturities	0	0
Liabilities, Other than Long-term Debt, Noncurrent1	0	0
Stockholders' Equity Attributable to Parent	(15,970,900)	(15,713,800)
Stockholders' Equity Attributable to Noncontrolling Interest	3,073,300	3,082,100
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(12,897,600)	(12,631,700)
Liabilities and Equity	(30,723,500)	(30,483,200)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	302,300	248,500	127,300	92,500
Accounts receivable, net	0	0
Materials and supplies	0	0
Inventory, Net	0	0
Other Assets, Current	9,900	7,200
Disposal Group, Including Discontinued Operation, Assets, Current		0
Assets, Current	312,200	255,700
Property, Plant and Equipment, Gross	139,700	139,800
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	92,300	90,400
Property, Plant and Equipment, Net	47,400	49,400
Equity Method Investments	2,924,600	2,931,900
Intercompany notes receivable	158,000	205,200
Intangible Assets, Net (Including Goodwill)	0	0
Disposal Group, Including Discontinued Operation, Liabilities, Current		0
Other Assets, Noncurrent	106,900	103,400
Assets of discontinued operations		0
Investments and Other Noncurrent Assets	3,189,500	3,240,500
Assets	3,549,100	3,545,600
Long-term Debt, Current Maturities	3,000	3,000
Short-term Debt	0	0
Accounts Payable, Current	7,600	13,000
Commodity Exchanges and Imbalances Liabilities, Current	0	0
Interest Payable, Current	18,000	25,400
Other current liabilities	16,600	19,300
Liabilities, Current	45,200	60,700
Intercompany Debt	0	0
Long-term debt, excluding current maturities	1,628,800	1,628,700
Liabilities, Other than Long-term Debt, Noncurrent1	1,636,700	1,667,500
Stockholders' Equity Attributable to Parent	238,400	188,700
Stockholders' Equity Attributable to Noncontrolling Interest	0	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	238,400	188,700
Liabilities and Equity	3,549,100	3,545,600
Issuer and Guarantor Subsidiary [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	0	0	0	0
Accounts receivable, net	0	0
Materials and supplies	0	0
Inventory, Net	0	0
Other Assets, Current	100	0
Disposal Group, Including Discontinued Operation, Assets, Current		0
Assets, Current	100	0
Property, Plant and Equipment, Gross	0	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	0	0
Property, Plant and Equipment, Net	0	0
Equity Method Investments	3,201,200	3,222,100
Intercompany notes receivable	10,786,300	10,615,000
Intangible Assets, Net (Including Goodwill)	0	0
Disposal Group, Including Discontinued Operation, Liabilities, Current		0
Other Assets, Noncurrent	47,800	47,500
Assets of discontinued operations		0
Investments and Other Noncurrent Assets	14,035,300	13,884,600
Assets	14,035,400	13,884,600
Long-term Debt, Current Maturities	400,000	400,000
Short-term Debt	1,290,700	1,110,300
Accounts Payable, Current	0	0
Commodity Exchanges and Imbalances Liabilities, Current	0	0
Interest Payable, Current	72,200	87,100
Other current liabilities	11,300	12,800
Liabilities, Current	1,774,200	1,610,200
Intercompany Debt	0	0
Long-term debt, excluding current maturities	6,256,300	6,254,700
Liabilities, Other than Long-term Debt, Noncurrent1	0	0
Stockholders' Equity Attributable to Parent	6,004,900	6,019,700
Stockholders' Equity Attributable to Noncontrolling Interest	0	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	6,004,900	6,019,700
Liabilities and Equity	14,035,400	13,884,600
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	8,500	400	9,900	5,100
Accounts receivable, net	0	0
Materials and supplies	0	0
Inventory, Net	0	0
Other Assets, Current	0	0
Disposal Group, Including Discontinued Operation, Assets, Current		0
Assets, Current	8,500	400
Property, Plant and Equipment, Gross	0	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	0	0
Property, Plant and Equipment, Net	0	0
Equity Method Investments	7,097,400	6,805,400
Intercompany notes receivable	6,881,600	7,031,300
Intangible Assets, Net (Including Goodwill)	0	0
Disposal Group, Including Discontinued Operation, Liabilities, Current		0
Other Assets, Noncurrent	0	0
Assets of discontinued operations		0
Investments and Other Noncurrent Assets	13,979,000	13,836,700
Assets	13,987,500	13,837,100
Long-term Debt, Current Maturities	0	0
Short-term Debt	0	0
Accounts Payable, Current	0	0
Commodity Exchanges and Imbalances Liabilities, Current	0	0
Interest Payable, Current	0	0
Other current liabilities	0	0
Liabilities, Current	0	0
Intercompany Debt	10,786,300	10,615,000
Long-term debt, excluding current maturities	0	0
Liabilities, Other than Long-term Debt, Noncurrent1	0	0
Stockholders' Equity Attributable to Parent	3,201,200	3,222,100
Stockholders' Equity Attributable to Noncontrolling Interest	0	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	3,201,200	3,222,100
Liabilities and Equity	13,987,500	13,837,100
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	0	0	0	0
Accounts receivable, net	734,800	872,400
Materials and supplies	59,700	60,900
Inventory, Net	193,300	140,000
Other Assets, Current	69,800	99,700
Disposal Group, Including Discontinued Operation, Assets, Current		600
Assets, Current	1,057,600	1,173,600
Property, Plant and Equipment, Gross	15,014,700	14,938,700
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,508,500	2,416,700
Property, Plant and Equipment, Net	12,506,200	12,522,000
Equity Method Investments	630,800	631,100
Intercompany notes receivable	0	0
Intangible Assets, Net (Including Goodwill)	1,002,400	1,005,400
Disposal Group, Including Discontinued Operation, Liabilities, Current		19,800
Other Assets, Noncurrent	22,100	12,100
Assets of discontinued operations		10,500
Investments and Other Noncurrent Assets	1,655,300	1,659,100
Assets	15,219,100	15,354,700
Long-term Debt, Current Maturities	7,700	7,700
Short-term Debt	0	0
Accounts Payable, Current	695,700	861,700
Commodity Exchanges and Imbalances Liabilities, Current	114,500	142,600
Interest Payable, Current	0	0
Other current liabilities	94,700	134,100
Liabilities, Current	912,600	1,165,900
Intercompany Debt	7,039,600	7,236,500
Long-term debt, excluding current maturities	34,700	36,600
Liabilities, Other than Long-term Debt, Noncurrent1	309,600	285,600
Stockholders' Equity Attributable to Parent	6,764,800	6,472,000
Stockholders' Equity Attributable to Noncontrolling Interest	157,800	158,100
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	6,922,600	6,630,100
Liabilities and Equity	15,219,100	15,354,700
Total [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	310,800	248,900	$ 137,200	$ 97,600
Accounts receivable, net	734,800	872,400
Materials and supplies	59,700	60,900
Inventory, Net	193,300	140,000
Other Assets, Current	79,800	106,900
Disposal Group, Including Discontinued Operation, Assets, Current		600
Assets, Current	1,378,400	1,429,700
Property, Plant and Equipment, Gross	15,154,400	15,078,500
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,600,800	2,507,100
Property, Plant and Equipment, Net	12,553,600	12,571,400
Equity Method Investments	956,400	958,800
Intercompany notes receivable	0	0
Intangible Assets, Net (Including Goodwill)	1,002,400	1,005,400
Disposal Group, Including Discontinued Operation, Liabilities, Current		19,800
Other Assets, Noncurrent	176,800	163,000
Assets of discontinued operations		10,500
Investments and Other Noncurrent Assets	2,135,600	2,137,700
Assets	16,067,600	16,138,800
Long-term Debt, Current Maturities	410,700	410,700
Short-term Debt	1,290,700	1,110,300
Accounts Payable, Current	703,300	874,700
Commodity Exchanges and Imbalances Liabilities, Current	114,500	142,600
Interest Payable, Current	90,200	112,500
Other current liabilities	122,600	166,200
Liabilities, Current	2,732,000	2,836,800
Intercompany Debt	0	0
Long-term debt, excluding current maturities	7,919,800	7,920,000
Liabilities, Other than Long-term Debt, Noncurrent1	1,946,300	1,953,100
Stockholders' Equity Attributable to Parent	238,400	188,700
Stockholders' Equity Attributable to Noncontrolling Interest	3,231,100	3,240,200
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	3,469,500	3,428,900
Liabilities and Equity	$ 16,067,600	$ 16,138,800